Common Stock, Warrants and Options (Tables)	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of warrants issued and outstanding

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
4/14/2022	4/13/2025	$0.15	0	120%	6,250,000
4/24/2023	4/24/2025	$0.10	1,346	126%	14,500,000
10/25/2024	10/25/2027	$0.12	166,268	184%	6,000,000
12/3/2024	12/3/2027	$0.12	94,997	197%	3,230,000
12/23/2024	12/23/2027	$0.12	39,037	199%	1,310,000

			$301,648		31,290,000
Broker Warrants
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$7,954		220,303

As of March 31, 2024:

Issue Date	Expiration Date	Exercise Price (CAD)	Valuation	Volatility	Warrants Issued

Subscription Warrants
5/25/2021	5/31/2024	$0.15	$579	120%	6,250,000
9/30/2021	5/31/2024	$0.15	236	111%	3,108,700
4/14/2022	4/13/2025	$0.15	37,568	110%	6,250,000
8/12/2022	8/12/2024	$0.12	12,573	142%	3,247,500
8/31/2022	8/31/2024	$0.12	12,343	150%	2,300,000
9/14/2022	9/14/2024	$0.12	13,793	140%	2,760,200
10/24/2022	10/24/2024	$0.12	2,682	127%	500,000
4/24/2023	4/24/2025	$0.10	136,127	109%	14,500,000
1/17/2024	1/17/2026	$0.05	102,877	110%	5,000,000

			$318,778		43,916,400
Broker Warrants
4/14/2022	4/13/2024	$0.15	1,344	138%	70,000
8/31/2022	8/31/2024	$0.12	6,312	132%	104,250
9/14/2022	9/14/2024	$0.12	2,921	134%	80,100
4/24/2023	4/24/2025	$0.10	7,954	117%	220,303

			$18,531		474,653

Schedule of warrant exercised, issued and expired

Total

Balance at December 31, 2023	39,391,053
Exercised	0
Issued	15,540,000
Expired	(18,420,750)
Balance at December 31, 2024	36,510,303
Exercised	0
Issued	0
Expired	(5,000,000)
Balance at March 31, 2025	31,510,303
Weighted average exercise price	$0.12